Income Taxes - Schedule of Provision for Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current:
Federal			$ 0	$ 0
State			7	(1)
Total current			7	(1)
Deferred:
Federal			0	(152)
State			0	0
Total deferred			0	(152)
Total provision for income taxes	$ 1	$ 2	$ 7	$ (153)